PROPOSED OFFERING (Details) - $ / shares		2 Months Ended
	Mar. 02, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of units sold		4,125,000
Purchase price, per unit		$ 10.00
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit		$ 10.00
Initial Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	31,625,000	27,500,000
Purchase price, per unit	$ 10.00	$ 10.00
Number of warrants in a unit	0.33
Initial Public Offering [Member] | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit		$ 0.0001
Number of shares in a unit		1
Number of warrants in a unit	0.3	0.3
Number of shares issuable per warrant		1
Exercise price of warrants		$ 11.50
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units sold	4,125,000	31,625,000